Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement on Company’s financial statements - Isos Acquisition Corporation [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Mar. 05, 2021
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 227,507,470	$ 224,704,330	$ 227,507,470	$ 198,014,150
Class A ordinary shares	273	301	273	270
Additional paid-in capital	3,117,843	5,920,955	3,117,843	5,591,050
Accumulated deficit	$ 1,881,252	$ (921,888)	$ 1,881,252	(591,962)
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption (in Shares)	22,470,433	5,720,409	14,141,692
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0	$ 0	$ 0
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)	9,384,192	7,846,713	8,619,700
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.3	$ (0.12)	$ 0.22
Initial value of Class A ordinary shares subject to possible redemption		$ 198,014,150	$ 224,704,330
Change in value of Class A ordinary shares subject to possible redemption		26,690,180	2,803,140
Adjustments [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 27,333,071	30,132,670	27,333,071	26,985,850
Class A ordinary shares	(273)	(301)	(273)	(270)
Additional paid-in capital	(3,117,843)	(5,920,955)	(3,117,843)	(5,591,050)
Accumulated deficit	$ (24,214,955)	$ (24,211,414)	$ (24,214,955)	(21,394,530)
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption (in Shares)	3,013,267	1,475,788	2,248,774
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.07)	$ 0.08
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)	(3,013,267)	(2,047,664)	(2,533,133)
Basic and diluted net income (loss) per share (in Dollars per share)	$ (0.21)	$ 0.05	$ (0.14)
Initial value of Class A ordinary shares subject to possible redemption		$ 56,822,850	$ 30,132,670
Change in value of Class A ordinary shares subject to possible redemption		(26,690,180)	(2,799,599)
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 254,840,541	254,837,000	254,840,541	225,000,000
Class A ordinary shares
Additional paid-in capital
Accumulated deficit	$ (22,333,703)	$ (25,133,302)	$ (22,333,703)	$ (21,986,492)
Basic and diluted weighted average shares outstanding, ordinary shares subject to redemption (in Shares)	25,483,700	7,196,197	16,390,466
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.07)	$ 0.08
Basic and diluted weighted average shares outstanding, ordinary shares (in Shares)	6,370,925	5,799,049	6,086,567
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.09	$ (0.07)	$ 0.08
Initial value of Class A ordinary shares subject to possible redemption		$ 254,837,000	$ 254,837,000
Change in value of Class A ordinary shares subject to possible redemption			$ 3,541